Commitments and Contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Purchase Commitment [Line Items]
ERFP Commitments	$ 69,391	$ 33,900	$ 0
Ashford Trust
Long-term Purchase Commitment [Line Items]
ERFP Commitments	20,811	33,900	0
Braemar
Long-term Purchase Commitment [Line Items]
ERFP Commitments	48,580	0	0
Fair Value, Measurements, Recurring
Long-term Purchase Commitment [Line Items]
Contingent consideration	$ 3,023	$ 0	$ 2,262